UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:  March 31, 2006

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Summit Partners, L.P.
Address:     222 Berkeley St., 18th Floor
             Boston, MA 02116

Form 13F File Number: 28-11703

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robin Devereux
             -----------------------------------------------
Title:       Power of Attorney for Martin J. Mannion, Member
             -----------------------------------------------
Phone:       (617) 824-1000
             -----------------------------------------------

Signature, Place and Date of Signing:

/s/Robin Devereux                   Boston, MA                   May 9, 2006
--------------------            ------------------             ----------------
   (Signature)                     (City, State)                   (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers                0
                                             ------------

Form 13F Information Table Entry Total           8
                                             ------------

Form 13F Information Table Value Total       $   711,504
                                             ------------
                                              (thousands)


List of Other Included Managers:               None

                           FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5            COLUMN 6    COLUMN 7             COLUMN 8
       --------       --------    --------    --------        --------            --------    --------             --------

                       TITLE                   VALUE     SHRS /     SH /   PUT / INVESTMENT    OTHER           VOTING AUTHORITY
 NAME OF ISSUER       OF CLASS     CUSIP      (x$1000)  PRN AMNT    PRN    CALL  DISCRETION   MANAGERS     SOLE    SHARED     NONE
 --------------       --------     -----      --------  --------    ---    ----  ----------   --------     ----    ------     ----
Global Cash Access
Holdings, Inc.         Common    378967103    387,952    22,143     SH             SOLE         N/A       22,143

Healthextras, Inc.     Common    422211102      3,883       110     SH             SOLE         N/A          110

Nighthawk Radiology
Holdings, Inc.         Common    65411N105    129,006     5,400     SH             SOLE         N/A        5,400

OptionsXpress
Holdings, Inc.         Common    684010101     92,012     3,164     SH             SOLE         N/A        3,164

Seabright Insurance
Holdings, Inc.         Common    811656107     71,346     4,096     SH             SOLE         N/A        4,096

Somera
Communications, Inc.   Common    834458101      5,195    12,082     SH             SOLE         N/A       12,082

Unica Corporation      Common    904583101     17,988     1,552     SH             SOLE         N/A        1,552

Websidestory, Inc.     Common    947685103      4,122       240     SH             SOLE         N/A          240